Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Values in Use for CGU Impairment or Reversal Pemex Exploration and Production (Detail) - MXN ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	$ 135,055,343	$ 126,595,221
Pemex Exploration And Production
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	295,091,341	702,205,800
Pemex Exploration And Production | Chuc
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	63,820,619	32,185,078
Pemex Exploration And Production | Aceite Terciario del Golfo
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	37,876,754	38,851,215
Pemex Exploration And Production | Cantarell
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	35,272,341	0
Pemex Exploration And Production | Crudo Ligero Marino
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	33,542,145	15,773,442
Pemex Exploration And Production | Ogarrio Magallanes
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	25,121,617	20,461,533
Pemex Exploration And Production | Antonio J. Bermúdez
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	22,514,620	18,148,106
Pemex Exploration And Production | Tsimin Xux
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	20,396,141	22,596,087
Pemex Exploration And Production | Bellota Chinchorro
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	15,184,877	12,106,927
Pemex Exploration And Production | Ixtal - Manik
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	12,818,132	6,340,278
Pemex Exploration And Production | Poza Rica
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	6,887,762	5,230,881
Pemex Exploration And Production | Tamaulipas Constituciones
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	6,623,237	2,795,536
Pemex Exploration And Production | Lakach
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	6,460,269	2,705,851
Pemex Exploration And Production | Arenque
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	4,075,837	4,176,873
Pemex Exploration And Production | Burgos
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	3,904,900	6,243,845
Pemex Exploration And Production | Cuenca Macuspana
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	592,090	0
Pemex Exploration And Production | Cactus sitio grande
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	0	15,564,093
Pemex Exploration And Production | Cuenca de Veracruz
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	0	112,746,991
Pemex Exploration And Production | Ébano CEE
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	0	3,932,240
Pemex Exploration And Production | Ku-Maloob-Zaap
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	0	$ 382,346,824
Pemex Logistics
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	$ (582,924)